Contract revenues and other operating income - Licensing and collaboration agreement (Details) SFr in Thousands, € in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2022 CHF (SFr)	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 CHF (SFr)	Sep. 30, 2022 CHF (SFr)	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 CHF (SFr)	Sep. 30, 2022 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations satisfied in previous periods	SFr 3,934			SFr 3,934
Contract revenue	3,934		SFr 0	3,934		SFr 0
License and collaboration agreement of 2014, Life Molecular Imaging [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	3,934			3,934
License and collaboration agreement of 2014, Life Molecular Imaging [Member] | Tau PET Tracer PI-2620
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	3,900	€ 4		3,900	€ 4
Other current receivables	SFr 3,900			SFr 3,900			€ 4